                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      7x7 Asset Management LLC
Address:   201 California Street, Suite 930
           San Francisco, CA 94111

Form 13F File Number: 28- 12134
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas K Lee
Title:   Manager
Phone:   415-249-6800

Signature, Place, and Date of Signing:


/s/ Douglas K Lee                        San Francisco, CA        May 12, 2008
-------------------------------------   --------------------   -----------------
(Signature)                                 (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:        27
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Form 13F Information Table Value Total:      196,896
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                                           (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE

          COLUMN 1          COLUMN 2         COLUMN 3    COLUMN 4         COLUMN 5          COLUMN 6      COLUMN 7        COLUMN 8
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                             TITLE OF                      VALUE     SHRS OR   SH/   PUT/  INVESTMENT   OTHER      VOTING  AUTHORITY
     NAME OF ISSUER           CLASS            CUSIP     (x$1000)    PRN AMT   PRN   CALL  DISCRETION   MANAGERS   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ACTEL CORP                   COM              004934105    16,923    1,105,337  SH          SOLE          N/A    1,105,337
ALTERA CORP                  COM              021441100     3,686      200,000  SH          SOLE          N/A      200,000
APPLIED MATLS INC            COM              038222105     8,292      425,000  SH          SOLE          N/A      425,000
ARIBA INC                    COM NEW          04033V203     7,970      825,000  SH          SOLE          N/A      825,000
BAIDU COM  INC               SPON ADR REP A   056752108     2,157        9,000  SH          SOLE          N/A        9,000
CIENA CORP                   COM NEW          171779309     1,542       50,000  SH          SOLE          N/A       50,000
COMTECH GROUP INC            COM NEW          205821200    13,218    1,225,000  SH          SOLE          N/A    1,225,000
CORNING INC                  COM              219350105     6,010      250,000  SH          SOLE          N/A      250,000
DATA DOMAIN INC              COM              23767P109    25,585    1,075,000  SH          SOLE          N/A    1,075,000
EAGLE TEST SYS INC           COM              270006109       735       70,000  SH          SOLE          N/A       70,000
FIRST SOLAR INC              COM              336433107       693        3,000  SH          SOLE          N/A        3,000
GOOGLE INC                   CL A             38259P508       529        1,200  SH          SOLE          N/A        1,200
INFORMATICA CORP             COM              45666Q102    15,822      927,460  SH          SOLE          N/A      927,460
INTEGRATED DEVICE TECHNOLOGY COM              458118106     4,019      450,000  SH          SOLE          N/A      450,000
LATTICE SEMICONDUCTOR CORP   COM              518415104     1,262      444,300  SH          SOLE          N/A      444,300
MARVELL TECHNOLOGY GROUP LTD ORD              G5876H105     5,168      475,000  SH          SOLE          N/A      475,000
MCAFEE INC                   COM              579064106    21,509      650,000  SH          SOLE          N/A      650,000
MICREL INC                   COM              594793101    14,779    1,594,300  SH          SOLE          N/A    1,594,300
MICROCHIP TECHNOLOGY INC     COM              595017104    20,456      625,000  SH          SOLE          N/A      625,000
POWERSHARES QQQ TRUST        UNIT SERIES 1    73935A104     1,733       22,500  SH   PUT    SOLE          N/A            0
RED HAT INC                  COM              756577102     3,678      200,000  SH          SOLE          N/A      200,000
RESEARCH IN MOTION LTD       COM              760975102     3,367       30,000  SH          SOLE          N/A       30,000
SILICON MOTION TECHNOLOGY CO SPONSORED ADR    82706C108     1,412      100,000  SH          SOLE          N/A      100,000
TIBCO SOFTWARE INC           COM              88632Q103     3,570      500,000  SH          SOLE          N/A      500,000
UNITED ONLINE INC            COM              911268100     8,448      800,000  SH          SOLE          N/A      800,000
VMWARE INC                   CL A COM         928563402     3,200        4,000  SH   PUT    SOLE          N/A            0
VOLTERRA SEMICONDUCTOR CORP  COM              928708106     1,133      100,000  SH          SOLE          N/A      100,000